UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund:  BlackRock Build America Bond Trust (BBN)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Build America Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 3.0%
City of Phoenix Arizona Civic Improvement Corp., RB, Sub-Series C (NPFGC), 6.00%, 7/01/16 (a)	$10,000	$10,633,100
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 1/01/41	25,000	29,801,500

		40,434,600
California — 34.6%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 4/01/40	13,700	18,666,113
Series S-1, 7.04%, 4/01/50	13,200	19,223,556
Series S-3, 6.91%, 10/01/50	14,000	20,259,400
California Infrastructure & Economic Development Bank, RB, Build America Bonds, 6.49%, 5/15/49	3,790	4,749,173
City of San Francisco California Public Utilities Commission, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40	21,255	26,849,741
City of San Jose California, Refunding ARB, Series B (AGM), 6.60%, 3/01/41	10,000	11,458,200
County of Alameda California Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44	13,300	18,610,823
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	5,000	7,016,750
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	14,345	17,150,021
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42	10,000	14,147,500
Los Angeles Department of Water & Power, RB, Build America Bonds:
6.17%, 7/01/40	37,500	42,643,875
7.00%, 7/01/41	17,225	20,412,486
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40	12,000	14,407,200
Municipal Bonds	Par (000)	Value
California (concluded)
Palomar Community College District, GO, Build America Bonds, Series B-1, 7.19%, 8/01/45	$7,500	$8,973,375
Rancho Water District Financing Authority, RB, Build America Bonds, Series A, 6.34%, 8/01/40	20,000	23,156,800
Riverside Community College District, GO, Build America Bonds, Series D-1, 7.02%, 8/01/40	11,000	13,104,630
San Diego County Regional Airport Authority, RB, Series B, 5.59%, 7/01/43	5,000	5,599,850
San Diego County Regional Airport Authority, Refunding RB, Build America Bonds, Sub-Series C, 6.63%, 7/01/40	32,100	36,808,428
San Diego Tobacco Settlement Revenue Funding Corp., RB, Asset-Backed, 7.13%, 6/01/32	2,440	2,404,547
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39	9,035	13,924,923
7.63%, 3/01/40	8,950	13,714,622
7.60%, 11/01/40	15,000	23,484,450
State of California Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34	18,145	26,710,892
University of California, RB, Build America Bonds:
5.95%, 5/15/45	24,000	29,973,600
6.30%, 5/15/50	27,010	32,700,467

		466,151,422
Colorado — 3.8%
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 7.02%, 12/15/37	6,000	8,233,080
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 6/01/40	28,000	36,940,120
State of Colorado, COP, Build America Bonds, Series E, 7.02%, 3/15/31	5,000	6,002,650

		51,175,850
Connecticut — 1.1%
Town of Stratford Connecticut, GO, 6.00%, 8/15/38	12,000	14,532,840

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia — 2.8%
Metropolitan Washington Airports Authority, RB, Build America Bonds:
7.46%, 10/01/46	$5,000	$7,028,700
Series D, 8.00%, 10/01/47	10,750	14,147,107
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	15,000	16,900,050

		38,075,857
Florida — 4.3%
City of Sunrise Florida Utility System, RB, Build America Bonds, Series B, 5.91%, 10/01/35	25,000	28,349,500
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,716,345
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,942,875
Village Center Community Development District, Refunding RB (b):
4.76%, 11/01/29	5,155	5,513,530
5.02%, 11/01/36	13,500	14,318,910
Village Center Community Development District Utility Revenue, Refunding RB, Little Sumter Service Area, 5.02%, 10/01/36 (b)	4,500	4,637,025

		57,478,185
Georgia — 5.3%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A:
6.64%, 4/01/57	26,084	33,715,657
6.66%, 4/01/57	20,665	26,263,355
7.06%, 4/01/57	10,000	11,768,700

		71,747,712
Hawaii — 2.5%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40	30,500	34,412,540
Municipal Bonds	Par (000)	Value
Illinois — 21.6%
Chicago Board of Education, GO, Build America Bonds, 6.52%, 12/01/40	$5,400	$5,001,264
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	16,015	18,899,942
Series A, 6.90%, 12/01/40	4,075	5,175,576
Series B, 6.90%, 12/01/40	4,900	6,202,224
City of Chicago Illinois, GO:
Build America Bonds, Series B, 7.52%, 1/01/40	19,265	20,297,026
Taxable Project, Recovery Zone, Series D, 6.26%, 1/01/40	31,625	29,149,711
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B:
6.85%, 1/01/38	30,110	34,115,834
6.40%, 1/01/40	1,500	1,987,020
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 1/01/40	36,000	45,674,280
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	15,250	19,361,553
County of Cook Illinois, GO, Build America Bonds, Series D, 6.23%, 11/15/34	19,900	20,673,712
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	5,000	5,851,500
Illinois Municipal Electric Agency, RB, Build America Bonds, Series A, 7.29%, 2/01/35	15,000	18,542,400
Northern Illinois Municipal Power Agency, RB, Build America Bonds, Prairie State Project, Series A, 7.82%, 1/01/40	5,000	6,130,450
State of Illinois, GO, Build America Bonds:
6.63%, 2/01/35	4,000	4,435,720
6.73%, 4/01/35	6,320	7,052,614
7.35%, 7/01/35	35,855	42,090,185

		290,641,011
Indiana — 2.7%
Indiana Finance Authority, RB, Build America Bonds, Series B, 6.60%, 2/01/39	7,900	10,599,746

2	BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 1/01/42	$22,290	$26,039,401

		36,639,147
Kentucky — 1.7%
City of Wickliffe Kentucky, RB, MeadWestvaco Corp., 7.67%, 1/15/27 (b)	9,400	10,682,574
Kentucky State Property & Building Commission, RB, Build America Bonds, Series C, 5.92%, 11/01/30	10,000	11,880,400

		22,562,974
Maryland — 0.1%
Maryland Community Development Administration, RB, Residential, Series I, 6.50%, 3/01/43	805	849,742
Massachusetts — 1.5%
Commonwealth of Massachusetts, RB, Build America Bonds, Recovery Zone, Series A, 5.73%, 6/01/40	5,000	6,392,400
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42	12,000	13,527,720

		19,920,120
Michigan — 1.9%
Detroit City School District, GO, Build America Bonds (Q-SBLF), 6.85%, 5/01/40	10,000	10,559,000
Michigan State University, RB, Build America Bonds, General, Series A, 6.17%, 2/15/50	5,500	6,772,865
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 6/01/34	6,425	5,595,468
State of Michigan, RB, Build America Bonds, Series B, 7.63%, 9/15/27	2,000	2,344,660

		25,271,993
Minnesota — 1.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 1/01/43	8,000	9,844,960
Municipal Bonds	Par (000)	Value
Minnesota (concluded)
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 1/01/46	$5,000	$6,503,200

		16,348,160
Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, Desoto County Highway Construction Project, Series B, 6.41%, 1/01/40	5,000	6,187,100
Missouri — 1.8%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Plum Point Project, Series A, 7.73%, 1/01/39	11,000	14,606,790
University of Missouri, RB, Build America Bonds, Series A, 5.79%, 11/01/41	7,000	9,394,000

		24,000,790
Nevada — 1.1%
County of Clark Nevada, ARB, Build America Bonds:
Series B, 6.88%, 7/01/42	10,000	11,486,700
Series C, 6.82%, 7/01/45	2,000	2,871,820

		14,358,520
New Jersey — 14.0%
County of Camden New Jersey Improvement Authority, RB, Build America Bonds, Cooper Medical School of Rowan University Project, Series A, 7.75%, 7/01/34	5,000	5,959,350
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35	15,000	16,429,650
Series A (NPFGC), 7.43%, 2/15/29	20,974	25,789,211
New Jersey State Housing & Mortgage Finance Agency, RB, M/F Housing, Series C (AGM), 6.65%, 11/01/44	14,360	15,231,365
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	34,000	49,212,960
Series F, 7.41%, 1/01/40	6,790	10,102,026

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	$8,500	$9,241,710
Series C, 5.75%, 12/15/28	5,000	5,578,150
Series C, 6.10%, 12/15/28	42,500	46,939,550
South Jersey Port Corp., RB, Build America Bonds, Marine Terminal, Series P-3, 7.37%, 1/01/40	3,215	3,602,247

		188,086,219
New York — 15.9%
City of New York New York, GO, Build America Bonds, Sub-Series C-1, 5.82%, 10/01/31	15,000	16,994,400
City of New York New York Municipal Water Finance Authority, RB, Build America Bonds, 2nd General Resolution, Series DD, 6.45%, 6/15/41	6,300	7,299,747
City of New York New York Municipal Water Finance Authority, Refunding RB, Build America Bonds, 2nd General Resolution:
Series AA, 5.79%, 6/15/41	25,000	28,037,250
Series CC, 6.28%, 6/15/42	20,000	23,227,400
Series EE, 6.49%, 6/15/42	2,000	2,321,060
Series GG, 6.12%, 6/15/42	2,445	2,795,271
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured:
Sub-Series B-1, 5.57%, 11/01/38	19,000	23,755,510
Sub-Series C-2, 6.27%, 8/01/39	14,795	16,819,104
Metropolitan Transportation Authority, RB, Build America Bonds:
Series A, 6.67%, 11/15/39	2,220	3,022,441
Series C, 7.34%, 11/15/39	13,245	19,942,864
Series C-1, 6.69%, 11/15/40	13,000	17,761,640
Nassau County Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 6/01/21	23,003	22,974,364
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40	15,000	18,610,650
Municipal Bonds	Par (000)	Value
New York (concluded)
State of New York Dormitory Authority, Refunding RB, Touro College & University, Series B, 5.75%, 1/01/29	$10,300	$10,423,394

		213,985,095
Ohio — 6.3%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	10,000	14,641,000
County of Franklin Ohio Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42	30,575	39,780,827
County of Hamilton Ohio, RB, Sewer System, Build America Bonds, Series B, 6.50%, 12/01/34	7,000	8,039,010
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/47	10,055	11,489,044
Ohio University, RB, 5.59%, 12/01/2114	10,100	11,193,931

		85,143,812
Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, Series B, 6.44%, 1/01/45	3,500	4,178,930
Pennsylvania — 1.9%
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 6/15/39	23,050	26,176,963
South Carolina — 1.0%
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	10,000	13,143,700
Tennessee — 3.7%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds:
Series A2, 7.43%, 7/01/43	35,105	47,238,692

4	BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds (concluded):
Series B, 6.73%, 7/01/43	$2,500	$3,276,525

		50,515,217
Texas — 9.6%
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	10,633,900
City of San Antonio Texas, RB, Build America Bonds, Series A, 6.17%, 2/01/41	19,000	21,547,520
City of San Antonio Texas, Refunding RB, Build America Bonds, Junior Lien, Series B, 6.31%, 2/01/37	35,000	40,024,250
County of Bexar Texas Hospital District, GO, Build America Bonds, Series B, 5.41%, 2/15/40	20,000	21,593,600
Cypress-Fairbanks ISD, GO, Build America Bonds, Schoolhouse, Series B, 6.63%, 2/15/38	14,000	15,947,400
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	2,500	3,009,650
Katy ISD Texas, GO, Build America Bonds, School Building, Series D (PSF-GTD), 6.35%, 2/15/41	5,000	5,637,200
North Texas Municipal Water District, RB, Build America Bonds, Series A, 6.01%, 9/01/40	10,000	11,415,300

		129,808,820
Utah — 3.3%
County of Utah Utah, RB, Build America Bonds, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	13,867,596
Municipal Bonds	Par (000)	Value
Utah (concluded)
Utah Transit Authority, RB, Build America Bonds, Subordinated, 5.71%, 6/15/40	$26,405	$31,226,817

		45,094,413
Virginia — 0.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	5,865	6,773,195
Washington — 2.0%
Port of Seattle Washington, RB, Series B1, 7.00%, 5/01/36	5,000	5,773,550
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 7/01/40	16,100	20,618,304

		26,391,854
West Virginia — 1.4%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	21,435	18,647,593
Total Long-Term Investments (Cost — $1,741,750,406) — 151.4%		2,038,734,374
Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	21,429,474	21,429,474
Total Short-Term Securities (Cost — $21,429,474) — 1.6%		21,429,474
Total Investments (Cost — $1,763,179,880*) — 153.0%		2,060,163,848
Liabilities in Excess of Other Assets — (53.0)%		(713,905,708)

Net Assets — 100.0%		$1,346,258,140

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,763,179,880

Gross unrealized appreciation	$305,829,527
Gross unrealized depreciation	(8,845,559)

Net unrealized appreciation	$296,983,968

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,333,851	18,095,623	21,429,474	$6,450

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bonds

•	As of April 30, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets LLC	0.65%	2/11/14	Open	$16,520,000	$16,630,202
Barclays Capital, Inc.	0.50%	4/17/14	Open	14,334,000	14,408,656
Barclays Capital, Inc.	0.55%	4/17/14	Open	24,131,000	24,269,251
Barclays Capital, Inc.	0.50%	5/14/14	Open	5,074,000	5,096,262
Barclays Capital, Inc.	0.50%	5/14/14	Open	17,483,000	17,568,230
Barclays Capital, Inc.	0.50%	5/14/14	Open	12,015,000	12,079,430
Barclays Capital, Inc.	0.50%	5/14/14	Open	9,405,000	9,455,434
Barclays Capital, Inc.	0.50%	5/14/14	Open	19,710,000	19,815,695
Barclays Capital, Inc.	0.50%	5/14/14	Open	24,188,000	24,317,708
Barclays Capital, Inc.	0.50%	5/14/14	Open	26,343,000	26,471,422
Barclays Capital, Inc.	0.50%	5/14/14	Open	7,954,000	7,996,653

6	BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

•	As of April 30, 2015, reverse repurchase agreements outstanding were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets LLC	0.50%	5/28/14	Open	$11,903,613	$11,959,493
RBC Capital Markets LLC	0.50%	8/18/14	Open	7,080,000	7,105,173
RBC Capital Markets LLC	0.50%	8/28/14	Open	12,300,000	12,341,854
RBC Capital Markets LLC	0.50%	9/26/14	Open	16,895,825	16,946,043
RBC Capital Markets LLC	0.50%	10/1/14	Open	10,250,000	10,280,181
Deutsche Bank Securities, Inc.	0.50%	10/2/14	Open	24,946,000	25,018,759
Deutsche Bank Securities, Inc.	0.50%	10/2/14	Open	24,885,000	24,957,581
RBC Capital Markets LLC	0.50%	10/28/14	Open	9,700,000	9,724,924
RBC Capital Markets LLC	0.50%	10/30/14	Open	12,127,250	12,157,905
RBC Capital Markets LLC	0.50%	11/14/14	Open	6,919,500	6,935,646
RBC Capital Markets LLC	0.50%	11/28/14	Open	13,200,000	13,228,233
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	40,026,000	40,114,724
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	4,658,000	4,668,325
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	29,381,000	29,446,128
RBC Capital Markets LLC	0.50%	12/18/14	Open	19,278,000	19,397,973
RBC Capital Markets LLC	0.50%	12/18/14	Open	20,655,000	20,692,303
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	14,718,000	14,752,281
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	2,350,000	2,355,474
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	19,825,000	19,871,176
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	15,468,000	15,504,028
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	10,432,000	10,456,298
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	34,825,000	34,906,113
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	9,587,000	9,609,330
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	5,437,000	5,449,664
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	18,278,000	18,320,573
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	8,177,000	8,196,046
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	14,758,000	14,792,374
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	25,470,000	25,529,324
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	12,315,000	12,343,684
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	9,400,000	9,421,894
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	36,703,000	36,788,487
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	8,015,000	8,033,668
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	23,141,000	23,194,899
RBC Capital Markets LLC	0.50%	3/10/15	Open	11,940,000	11,948,623
RBC Capital Markets LLC	0.50%	3/12/15	Open	11,660,000	11,668,097
RBC Capital Markets LLC	0.50%	3/31/15	Open	17,175,000	17,182,395
Total				$751,036,188	$753,408,616

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2015	7

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(920)	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$110,522,188	$(1,000,397)
(943)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$121,057,625	(956,509)
(1,223)	Long U.S. Treasury Bond	Chicago Board of Trade	June 2015	$195,183,156	1,009,801
Total					$(947,105)

8	BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2015	9

Schedule of Investments (concluded)	BlackRock Build America Bond Trust (BBN)

As of April 30, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$2,038,734,374	—	$2,038,734,374
Short-Term Securities	$21,429,474	—	—	21,429,474

Total	$21,429,474	$2,038,734,374	—	$2,060,163,848

[1] See above Schedule of Investments for values in each state.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$1,009,801	—	—	$1,009,801
Liabilities:
Interest rate contracts	(1,956,906)	—	—	(1,956,906)

Total	$(947,105)	—	—	$(947,105)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$6,426,000	—	—	$6,426,000
Liabilities:
Cash received as collateral for reverse repurchase agreements	—	$(6,645,000)	—	(6,645,000)
Reverse repurchase agreements	—	(753,408,616)	—	(753,408,616)

Total	$6,426,000	$(760,053,616)	—	$(753,627,616)

During the period ended April 30, 2015, there were no transfers between levels.

10	BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Build America Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Build America Bond Trust

Date: June 22, 2015